Series B,C And D Notes, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule Of Series A Notes, Net Of Current Maturities

	December 31, 2023	December 31, 2022
Series B, C and D Notes	$408,199	$483,185
Less – Current maturities	(63,676)	(65,393)
Premium (discount) on Series B, C and D Notes, net	(1,676)	(2,255)
	$342,847	$415,537

Schedule of Maturities of Notes
The maturities of these loans for periods after December 31, 2023, are as follows:

2024 - current maturities	11,610
2025	11,844
2026	11,959
2027 and thereafter	17,424
$52,837
Future principle payments for Series B, C and D Notes, including the effect of cross-currency interest rate swap transactions, are as follows:

Future principal payments for Series B, C and D Notes:
2024 Current maturities	$69,917
2025	69,917
2026	69,917
2027	69,917
2028 and thereafter	165,974
$445,642